Derivative Instruments - Summary of Derivative Financial Instruments (Detail)			9 Months Ended		12 Months Ended
		Feb. 10, 2020 CAD ($)	Sep. 30, 2020 USD ($) $ / Unit		Dec. 31, 2019 USD ($) $ / Unit		Dec. 31, 2018 USD ($) $ / Unit		Aug. 03, 2020 USD ($)	Dec. 31, 2019 CAD ($) $ / Unit		Dec. 09, 2019 CAD ($)	Jul. 08, 2019 CAD ($)	Jan. 29, 2019 USD ($)	Jan. 25, 2019 CAD ($)	Jan. 24, 2019 USD ($)	Oct. 11, 2018 CAD ($)	Mar. 28, 2018 CAD ($)
Derivative [Line Items]
Derivative, notional amount													$ 95,000,000	$ 161,200,000	$ 90,000,000		$ 112,000,000	$ 101,000,000
Interest Rate Swaps
Derivative [Line Items]
Derivative, notional amount																$ 161,000,000
Interest Rate Swaps | Oakland and Concord Loan
Derivative [Line Items]
Derivative, notional amount	[1]						$ 19,483,127
Interest Rate Swaps, Strike							3.95%
Interest Rate Swaps, Effective Date or Date Assumed							May 18, 2016
Interest Rate Swaps, Maturity Date							Apr. 10, 2023
Interest Rate Swaps | LIBOR Swap Effective January 24, 2019
Derivative [Line Items]
Derivative, notional amount	[2]				$ 85,512,000
Interest Rate Swaps, Strike					2.61%					2.61%
Interest Rate Swaps, Effective Date or Date Assumed					Jan. 24, 2019
Interest Rate Swaps, Maturity Date	[3]				Aug. 01, 2020
Interest Rate Swaps | LIBOR Swap Effective June 15, 2019
Derivative [Line Items]
Derivative, notional amount			$ 235,000,000		$ 235,000,000
Interest Rate Swaps, Strike			1.79%		1.79%					1.79%
Interest Rate Swaps, Effective Date or Date Assumed			Jun. 15, 2019		Jun. 15, 2019
Interest Rate Swaps, Maturity Date			Feb. 15, 2022		Feb. 15, 2022
Interest Rate Caps
Derivative [Line Items]
Derivative, notional amount									$ 80,000,000
Interest Rate Caps | LIBOR Cap Effective August 3, 2020
Derivative [Line Items]
Derivative, notional amount			$ 80,000,000
Interest Rate Swaps, Strike			0.50%
Interest Rate Swaps, Effective Date or Date Assumed			Aug. 03, 2020
Interest Rate Swaps, Maturity Date			Aug. 02, 2021
Interest Rate Caps | CDOR Cap Effective October 11, 2018
Derivative [Line Items]
Derivative, notional amount			$ 99,300,000	[4]	$ 99,300,000	[4]	$ 99,300,000	[5]
Interest Rate Swaps, Strike			3.00%		3.00%		3.00%			3.00%
Interest Rate Swaps, Effective Date or Date Assumed			Oct. 11, 2018		Oct. 11, 2018		Oct. 11, 2018
Interest Rate Swaps, Maturity Date			Oct. 15, 2021		Oct. 15, 2021		Oct. 15, 2021
Interest Rate Caps | CDOR Cap Effective March 28, 2019
Derivative [Line Items]
Derivative, notional amount	[4]		$ 1,000,000		$ 1,000,000
Interest Rate Swaps, Strike			3.00%		3.00%					3.00%
Interest Rate Swaps, Effective Date or Date Assumed			Mar. 28, 2019		Mar. 28, 2019
Interest Rate Swaps, Maturity Date			Oct. 15, 2021		Oct. 15, 2021
Interest Rate Caps | CDOR Cap Effective May 28, 2019
Derivative [Line Items]
Derivative, notional amount	[4]		$ 11,700,000		$ 11,700,000
Interest Rate Swaps, Strike			3.00%		3.00%					3.00%
Interest Rate Swaps, Effective Date or Date Assumed			May 28, 2019		May 28, 2019
Interest Rate Swaps, Maturity Date			Oct. 15, 2021		Oct. 15, 2021
Foreign Currency Forward
Derivative [Line Items]
Derivative, notional amount		$ 95,000,000										$ 95,000,000	$ 95,000,000		$ 95,000,000
Foreign Currency Forward, Notional Amount			$ 95,000,000	[4]	$ 95,000,000	[4]	$ 90,000,000	[5]		$ 95,000,000	[4]
Foreign Currency Forward, Strike | $ / Unit			1.334		1.323		1.2846			1.323
Foreign Currency Forward, Effective Date or Date Assumed			Feb. 10, 2020		Dec. 09, 2019		Mar. 28, 2018
Foreign Currency Forward, Maturity Date		Feb. 10, 2021	Feb. 10, 2021		Feb. 10, 2020	[6]	Jan. 28, 2019	[7]

[1]	The Oakland and Concord loan interest rate swap was settled on January 24, 2019 in conjunction with the SSGT Mergers.
[2]	We entered into this Swap on January 24, 2019 for an initial notional amount of approximately $161 million, however, on October 29, 2019, in connection with the settlement of the Senior Term Loan, we terminated approximately $75.7 million of this interest rate swap which required a settlement payment of approximately $0.6 million.
[3]	On August 3, 2020, we entered into a LIBOR interest rate cap for a notional amount of $80 million which caps LIBOR at 0.5% through August 2, 2021.
[4]	Notional amounts shown are denominated in CAD.
[5]	Notional amount shown is denominated in CAD.
[6]	We settled this forward on February 10, 2020, receiving a net settlement of approximately $0.5 million and simultaneously entered into another $95 million CAD foreign currency forward with a maturity date of February 10, 2021.
[7]	We settled this foreign currency forward on January 25, 2019 and received a settlement of approximately $2.1 million